Simplify Propel Opportunities ETF
Schedule of Investments
March 31,2025 (Unaudited)
1
Principal Value
U.S. Treasury Bills – 64.8%
U.S. Treasury Bill, 4.29%, 6/26/2025 (a)(b)
(Cost $44,550,060) ...................................................... $ 45,000,000 $ 44,549,575
Shares
Common Stocks – 46.8%
Health Care – 46.8%
Abeona Therapeutics, Inc.* .................................................. 408,584 1,944,860
Achieve Life Sciences, Inc.* ................................................. 217,845 581,646
Akero Therapeutics, Inc.* ................................................... 145,609 5,894,252
Applied Therapeutics, Inc.* .................................................. 4,487,505 2,193,941
Athira Pharma, Inc.* ....................................................... 1,492,792 425,296
Avidity Biosciences, Inc.* ................................................... 125,000 3,690,000
Chinook Therapeutics, Inc.*(c) ............................................... 25,000 38,500
Compass Therapeutics, Inc.* ................................................ 120,000 228,000
Delcath Systems, Inc.* ..................................................... 117,000 1,489,410
Eiger BioPharmaceuticals , Inc.*(c) ............................................ 90,000 423,000
MAAT Pharma Saca * ...................................................... 166,423 1,122,911
Madrigal Pharmaceuticals, Inc.* .............................................. 16,294 5,397,062
Milestone Pharmaceuticals, Inc.* ............................................. 850,000 680,085
Phathom Pharmaceuticals, Inc.* .............................................. 681,935 4,275,733
Syndax Pharmaceuticals, Inc.* ............................................... 120,000 1,474,200
TScan Therapeutics, Inc.* ................................................... 1,046,916 1,444,744
Zevra Therapeutics, Inc.* ................................................... 120,000 898,800
Total Common Stocks (Cost $48,993,510) .......................................... 32,202,440
Limited Partnership – 39.5%
Energy – 39.5%
Plains GP Holdings LP, Class A
(Cost $16,999,398) ...................................................... 1,272,360 27,177,610
Principal
Corporate Bonds – 6.2%
Communications – 6.2%
Telesat Canada / Telesat LLC, 5.63%, 12/6/2026, 144A(d) ......................... 2,700,000 1,618,598
Telesat Canada / Telesat LLC, 6.50%, 10/15/2027, 144A(d) ........................ 6,124,000 2,663,940
Total Corporate Bonds (Cost $5,373,289) ........................................... 4,282,538
Shares
Money Market Funds – 6.0%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 4.15%(e)
(Cost $4,101,942) ....................................................... 4,101,942 4,101,942
Total Investments – 163.3%
(Cost $120,018,199) ........................................................... $ 112,314,105
Liabilities in Excess of Other Assets – (63.3)% ........................................ (43,527,413)
Net Assets – 100.0% ............................................................ $ 68,786,692
* Non Income Producing
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
(b) Security, or a portion thereof, in the amount of $44,549,100 has been pledged as collateral for reverse repurchase agreements as of March 31, 2025.
(c) Investment was valued using significant unobservable inputs.

Simplify Propel Opportunities ETF
Schedule of Investments
(Continued)
March 31,2025 (Unaudited)
2
(d) Security was purchased (sold) pursuant to Rule 144A under the Securities Act of 1933 and may not be resold (repurchased)
subject to that rule except to qualified institutional buyers. Unless otherwise noted, Rule 144A securities are deemed to be liquid.
Total fair value of Rule 144A securities amounts to $4,282,538, which represents 6.2% of net assets as of March 31, 2025.
(e) Rate shown reflects the 7-day yield as of March 31, 2025.
Summary of Investment Type††
Investment Categories % of Net Assets
U.S. Treasury Bills ............................................................................. 64.8%
Common Stocks .............................................................................. 46.8%
Limited Partnership ............................................................................ 39.5%
Corporate Bonds .............................................................................. 6.2%
Money Market Funds .......................................................................... 6.0%
Total Investments ............................................................................. 163.3%
Liabilities in Excess of Other Assets ............................................................... (63.3)%
Net Assets .................................................................................. 100.0%
††
The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Liabilities in Excess of Other Assets.
At March 31, 2025, open reverse repurchase agreements were as follows:
Counterparty Interest Rate Trade Date Maturity Date Face Amount
Payable for
Reverse
Repurchase
Agreements
Morgan Stanley Capital Services LLC 4.65% 3/31/2025 4/1/2025 $ 43,658,847 $ 43,658,847
$ 43,658,847 $ 43,658,847